DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2021
Disclosure Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The company’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Fuel and power purchases(1)(2)		$(450)	$(338)	$(301)
Operations and maintenance		(218)	(198)	(223)
Salaries and benefits		(206)	(198)	(199)
Water royalties, property taxes and other regulatory fees		(163)	(176)	(174)
Insurance		(56)	(51)	(47)
Professional fees		(26)	(36)	(28)
Energy marketing & other related party services	27	(11)	(17)	(26)
Other		(55)	(47)	(55)
		$(1,185)	$(1,061)	$(1,053)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia.
(2)Includes $80 million relating to the Texas winter storm event which reflect the cost of acquiring energy to cover our contractual obligations for our wind assets that were not generating during the period due to freezing conditions, net of hedging initiatives.
Direct operating costs exclude depreciation expense of $1,115 million (2020: $1,065 million and 2019: $983 million).